Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
CIK	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2024
Prospectus Date	rr_ProspectusDate	Jun. 17, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
VictoryShares WestEnd Global Equity ETF | VictoryShares WestEnd Global Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLOW
VictoryShares WestEnd Economical Cycle Bond ETF | VictoryShares WestEnd Economic Cycle Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMDL
VictoryShares Hedged Equity Income ETF | VictoryShares Hedged Equity Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEJD